OPERATING REVENUES - Contract Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Capitalized Contract Cost [Line Items]
Contract assets	$ 82,192	$ 62,958
Voyages in progress
Capitalized Contract Cost [Line Items]
Contract assets	26,601	27,621
Trade accounts receivable
Capitalized Contract Cost [Line Items]
Contract assets	42,745	25,615
Related party receivables
Capitalized Contract Cost [Line Items]
Contract assets	9,509	7,195
Other current assets
Capitalized Contract Cost [Line Items]
Contract assets	$ 3,337	$ 2,527